Subsidiaries	12 Months Ended
Dec. 31, 2017
Subsidiaries
Subsidiaries

14	Subsidiaries

The subsidiaries of Midatech Pharma PLC, all of which are 100% owned, either directly or through subsidiaries where indicated, and have been included in these financial statements in accordance with the details set out in the basis of preparation and basis of consolidation note 1, are as follows:

	Registered	Nature of
Name	Office	Business	Notes
Midatech Limited	65 Innovation Drive, Milton Park, Milton, Abingdon, Oxfordshire, OX14 4RQ	Trading company
Midatech Pharma (Espana) SL	Parque Tecnológico de Vizcaya, Edificio 800 Planta 2, Derio, 48160, Vizcaya, Spain	Trading company	(a)
PharMida AG	c/o Kellerhals, Hirschgässlein 11, 4051 Basel, Switzerland	Dormant	(a) (b)
Midatech Pharma (Wales) Limited	Oddfellows House, 19 Newport Road, Cardiff, CF24 0AA	Trading company
Midatech Pharma US, Inc.	8601 Six Forks Road, Suite 160, Raleigh, North Carolina 27615, USA	Trading company	(c)
Dara Therapeutics, Inc.	8601 Six Forks Road, Suite 160, Raleigh, North Carolina 27615, USA	Dormant	(d)
Midatech Pharma PTY	c/o Griffith Hack Consulting, 300 Queen Street, Brisbane, QLD 4000, Australia	Trading company	(e)

Notes:

(a)	Wholly owned subsidiary of Midatech Limited

(b)	PharMida AG became dormant in January 2016.

(c)	DARA Bio Sciences, Inc. was acquired on 4 December 2015 through a merger with a specially incorporated subsidiary of Midatech Pharma plc. This merger subsidiary was renamed Midatech Pharma US, Inc. on 4 December 2015.

(d)	Wholly owned subsidiary of Midatech Pharma US, Inc.

(e)	Midatech Pharma PTY was incorporated on 16 February 2015.